Long-term Investments	12 Months Ended
Aug. 31, 2018
Long-term Investments
Long-term Investments

10. Long-term Investments

The Company’s long-term investments comprised of the following:

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$
Cost method investments	65,722	193,179	28,284
Equity method investments	147,355	110,441	16,170
Available-for-sale investments	53,974	180,483	26,425
	267,051	484,103	70,879

Cost method investments

Investments were accounted for under the cost method if the Group had no significant influence over the investee nor readily determinable fair value. There were no impairment indicators for the cost method investments and there were no impairment losses recognized for the years ended August 31, 2016, 2017 and 2018, respectively.

Equity method investments

As of August 31, 2017 and 2018, the Company held several equity method investments through the VIEs’ subsidiaries, all of which were accounted for under the equity method given the Company’s ability to exercise significant influence over the operations of the investees. The carrying amount of all the equity method investments was RMB147,355 and RMB110,441 (US$16,170) as of August 31, 2017 and 2018, respectively. Selected financial information of the equity method investees are not presented as the effects of the investees on the Group’s consolidated financial statements were not material.

Available-for-sale investments

As of August 31, 2017 and 2018, the Group held debt securities including investment in a private company equity of  mandatory redemption and convertible debts with original maturities more than one year.

For the years ended August 31, 2016, 2017 and 2018, the Group recognized no gain or loss on disposals of available-for-sale investments.  As of August 31, 2016, 2017 and 2018, there were unrealized gains of RMB5,454,  RMB15,475 and RMB59,637 (US$8,732), respectively.